CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - GBP (£) £ in Millions		Share capital and premium	Other reserves	Retained earnings	Equity attributable to owners of parent	Other equity instruments	Non-controlling interests	Total
Beginning Balance at Dec. 31, 2018		£ 2,174	£ 6,965	£ 27,321	£ 36,460	£ 3,217	£ 73	£ 39,750
Comprehensive income
Profit for the period				2,433	2,433	139	21	2,593
Post-retirement defined benefit scheme remeasurements, net of tax				(129)	(129)			(129)
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax - debt securities			(163)		(163)			(163)
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax - equity shares			12		12			12
Gains and losses attributable to own credit risk, net of tax				(221)	(221)			(221)
Movements in cash flow hedging reserve, net of tax			619		619			619
Currency translation differences (tax: nil)			(5)		(5)			(5)
Total Other comprehensive income for the period, net of tax			463	(350)	113			113
Total comprehensive income			463	2,083	2,546	139	21	2,706
Transactions with owners
Dividends				(2,100)	(2,100)			(2,100)
Distributions on other equity instruments, net of tax						(139)		(139)
Capital contributions received				123	123			123
Return of capital contributions				(3)	(3)			(3)
Changes in non-controlling interests							(14)	(14)
Total transactions with owners				(1,980)	(1,980)	(139)	(14)	(2,133)
Realised gains and losses on equity shares held at fair value through other comprehensive income			(12)	12
Ending Balance at Jun. 30, 2019		2,174	7,416	27,436	37,026	3,217	80	40,323
Comprehensive income
Profit for the period				82	82	142	19	243
Post-retirement defined benefit scheme remeasurements, net of tax				(988)	(988)			(988)
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax - debt securities			4		4			4
Gains and losses attributable to own credit risk, net of tax				(85)	(85)			(85)
Movements in cash flow hedging reserve, net of tax			(173)		(173)			(173)
Currency translation differences (tax: nil)			3		3			3
Total Other comprehensive income for the period, net of tax			(166)	(1,073)	(1,239)			(1,239)
Total comprehensive income			(166)	(991)	(1,157)	142	19	(996)
Transactions with owners
Dividends				(2,000)	(2,000)		(38)	(2,038)
Distributions on other equity instruments, net of tax						(142)		(142)
Issue of other equity instruments						1,648		1,648
Capital contributions received				106	106			106
Return of capital contributions				(2)	(2)			(2)
Total transactions with owners				(1,896)	(1,896)	1,506	(38)	(428)
Ending Balance at Dec. 31, 2019		2,174	7,250	24,549	33,973	4,865	61	38,899
Comprehensive income
Profit for the period				86	86	204	14	304
Post-retirement defined benefit scheme remeasurements, net of tax				514	514			514
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax - debt securities			(106)		(106)			(106)
Gains and losses attributable to own credit risk, net of tax				(2)	(2)			(2)
Movements in cash flow hedging reserve, net of tax			111		111			111
Total Other comprehensive income for the period, net of tax			5	512	517			517
Total comprehensive income	[1]		5	598	603	204	14	821
Transactions with owners
Distributions on other equity instruments, net of tax						(204)		(204)
Issue of other equity instruments						1,070		1,070
Capital contributions received				61	61			61
Return of capital contributions				(2)	(2)			(2)
Total transactions with owners				59	59	866		925
Ending Balance at Jun. 30, 2020		£ 2,174	£ 7,255	£ 25,206	£ 34,635	£ 5,935	£ 75	£ 40,645

[1]	Total comprehensive income attributable to owners of the parent for the half-year to 30 June 2020 was £807 million (half-year to 30 June 2019: £2,685 million; half-year to 31 December 2019: a deficit of £1,015 million).